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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Christine M. Griffith____________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(singed) Christine M. Griffith Baltimore, MD October 27, 1999 [Signature] [City, State] [Date]
Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____86_________
Form 13F Information Table Value Total: $__540________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.
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                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/  SH/P PUT/                       VOTING AUTHORITY
                                                                     PRN AMT  RN   CALL
                                                                                                           SOLE    SHARED  NONE
AGL RESOURCES INC.              COM               001204106    2,763  170,000 SH         SOLE              170,000
AMERADA HESS CORP.              COM               023551104    5,512   90,000 SH         SOLE               90,000
AMERADA HESS CORP.              PUT               023551954      613   10,000      PUT
ANADARKO PETROLEUM              COM               032511107    5,501  180,000 SH         SOLE              180,000
ANADARKO PETROLEUM              PUT               032511957      458   15,000      PUT
APACHE CORPORATION              COM               037411105    5,183  120,000 SH         SOLE              120,000
APACHE CORPORATION              PUT               037411955      432   10,000      PUT
ATLANTIC RICHFIELD              COM               048825103    4,431   50,000 SH         SOLE               50,000
ATMOS ENERGY CORP               COM               049560105    4,825  200,000 SH         SOLE              200,000
AVERY DENNISON CORP.            COM               053611109    4,779   90,600 SH         SOLE               90,600
AVERY DENNISON CORP             PUT               053611959      633   12,000      PUT
BJ SERVICES CO.                 COM               055482103    6,362  200,000 SH         SOLE              200,000
BP AMOCO PLC                    ADR'S             055622104   24,489  220,999 SH         SOLE              220,999
BARRETT RESOURCES               COM               068480201    4,447  120,400 SH         SOLE              120,400
BOISE CASCADE CORP.             COM               097383103    7,470  205,000 SH         SOLE              205,000
BURLINGTON RESOURCES            COM               122014103    2,021   55,000 SH         SOLE               55,000
BURLINGTON RESOURCES            PUT               122014953      551   15,000      PUT
CHEVRON CORP                    COM               166751107    9,762  110,000 SH         SOLE              110,000
CHEVRON CORP                    PUT               166751957      888   10,000      PUT
COASTAL CORP                    COM               190441105    9,006  220,000 SH         SOLE              220,000
COLUMBIA ENERGY GROUP           COM               197648108    5,537  100,000 SH         SOLE              100,000
COLUMBIA ENERGY GROUP           PUT               197648958      554   10,000      PUT
CONOCO INC, CLASS B             COM               208251405    7,391  270,000 SH         SOLE              270,000
CONOCO INC, CLASS A             PUT               208251956      388   15,000      PUT
CONSOLIDATED PAPERS             COM               209759109    7,391  275,000 SH         SOLE              275,000
DIAMOND OFFSHORE DRILLING, INC. COM               25271C102    3,231   96,800 SH         SOLE               96,800
DOVER CORP.                     COM               260003108    5,723  140,000 SH         SOLE              140,000
EOG RESOURCES INC.              COM               26875P101    6,162  290,000 SH         SOLE              290,000
EL PASO ENERGY CORP.            COM               283905107    6,843  170,000 SH         SOLE              170,000
ENERGEN CORP                    COM               29265N108    7,166  353,900 SH         SOLE              353,900
ENGELHARD CORP.                 COM               292845104    4,563  250,000 SH         SOLE              250,000
ENRON CORP. $27.30 CUM CV SER J PFD               293561601   28,025   25,000 SH         SOLE               25,000
ENSCO INTERNATIONAL, INC.       COM               26874Q100    2,529  140,000 SH         SOLE              140,000
EQUITABLE RESOURCES             COM               294549100    6,050  160,000 SH         SOLE              160,000
EXXON CORP                      COM               302290101   25,080  330,000 SH         SOLE              330,000
FORT JAMES CORP                 COM               347471104    5,871  220,000 SH         SOLE              220,000
FREEPORT MCMORAN COP.& GOLD A   COM               35671D105    1,770  127,603 SH         SOLE              127,603
GENERAL ELECTRIC CO.            COM               369604103   23,713  200,000 SH         SOLE              200,000
GLOBAL INDUSTRIES LTD           COM               379336100    1,978  243,400 SH         SOLE              243,400
HALLIBURTON CO.                 COM               406216101    6,150  150,000 SH         SOLE              150,000
KN ENERGY INC. 8.25% DUE 2001   PEPS              482620507    4,745  130,000 SH         SOLE              130,000
KERR MCGEE CORP                 COM               492386107    9,980  181,253 SH         SOLE              181,253
MEAD CORP                       COM               582834107    7,219  210,000 SH         SOLE              210,000
MOBIL CORP.                     COM               607059102   24,180  240,000 SH         SOLE              240,000
MURPHY OIL CORP.                COM               626717102    5,947  110,000 SH         SOLE              110,000
MURPHY OIL CORP                 PUT               626717952      541   10,000      PUT
NABORS INDUSTRIES, INC.         COM               629568106    6,125  245,000 SH         SOLE              245,000
NATIONAL FUEL GAS CO.           COM               636180101    4,719  100,000 SH         SOLE              100,000
NEW JERSEY RESOURCES            COM               646025106    7,400  185,000 SH         SOLE              185,000
NEWPARK RESOURCES INC.          COM               651718504    3,255  420,000 SH         SOLE              420,000
NOBLE AFFILIATES INC.           COM               654894104    2,664   91,855 SH         SOLE               91,855
NORTHWESTERN CORP.              COM               668074107    4,550  200,000 SH         SOLE              200,000
OCCIDENTAL PETROLEUM            COM               674599105    4,047  175,000 SH         SOLE              175,000
OCEAN ENERGY, INC.              COM               674812201    6,341  622,450 SH         SOLE              622,450
OWENS ILLINOIS INC.             COM               690768403    3,963  200,000 SH         SOLE              200,000
OWENS ILLINOIS INC              PUT               690768953      396   20,000      PUT
PETROLEUM GEO-SVCS A/S          COM               716597109    4,766  250,000 SH         SOLE              250,000
PHILLIPS PETROLEUM CO           COM               718507106    4,388   90,000 SH         SOLE               90,000
QUESTAR CORP.                   COM               748356102    4,857  268,000 SH         SOLE              268,000
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   50,203  850,000 SH         SOLE              850,000
ROYAL DUTCH PETROLEUM $1.25     CALL              780257904      590   10,000      CALL
SANTA FE INT'L. CORP.           COM               G7805C108    2,588  120,000 SH         SOLE              120,000
SANTA FE INT'L. CORP            PUT               G7805C958      323   15,000      PUT
SCHLUMBERGER, LTD.              COM               806857108   14,294  229,400 SH         SOLE              229,400
SHELL TRANSPORT & TRADING       ADR'S             822703609   10,920  240,000 SH         SOLE              240,000
SOUTHDOWN, INC                  COM               841297104    5,350  100,000 SH         SOLE              100,000
SOUTHDOWN, INC                  PUT               841297954      535   10,000      PUT
STONE ENERGY CORP.              COM               861642106    5,202  102,000 SH         SOLE              102,000
STONE ENERGY CORP               PUT               861642956      510   10,000      PUT
TEMPLE-INLAND, INC.             COM               879868107    6,100  100,000 SH         SOLE              100,000
TEMPLE-INLAND, INC              PUT               879868957      610   10,000      PUT
TESORO PETROLEUM CORP.          COM               881609101    4,950  300,000 SH         SOLE              300,000
TEXACO, INC.                    COM               881694103   11,790  186,775 SH         SOLE              186,775
TOSCO CORP.                     COM               891490302    4,419  175,000 SH         SOLE              175,000
TOTAL FINA SA                   ADR               89151E109    8,881  140,000 SH         SOLE              140,000
TRANSOCEAN OFFSHORE INC.        COM               G90076103    7,044  230,000 SH         SOLE              230,000
UNION PACIFIC RESOURCES         COM               907834105    3,670  225,816 SH         SOLE              225,816
UNOCAL CAPITAL TRUST $3.125 CV  PFD               91528T207    3,899   72,540 SH         SOLE               72,540
UNOCAL CORP                     COM               915289102    5,559  150,000 SH         SOLE              150,000
VALERO ENERGY CORP.             COM               91913Y100    2,406  125,000 SH         SOLE              125,000
VASTAR RESOURCES, INC.          COM               922380100    7,820  125,000 SH         SOLE              125,000
VASTAR RESOURCES, INC           CALL              922380900      313    5,000      CALL
WEATHERFORD INT'L. INC.         COM               947074100    4,448  139,000 SH         SOLE              139,000
WEATHERFORD INT'L. INC          PUT               947074950      480   15,000      PUT
WESTERN GAS RESOURCES INC.      COM               958259103    3,476  186,000 SH         SOLE              186,000
WILLIAMS COMPANIES INC.         COM               969457100    7,525  200,000 SH         SOLE              200,000
                                                             540,229

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